                                                          [ANCHOR NATIONAL LOGO]

   ANCHOR PATHWAY FUND
  SEMIANNUAL REPORT - AUGUST 31, 2001

                              --------------------------------------------------
                                                    AMERICAN
                                                 PATHWAY  II
                                               VARIABLE ANNUITY

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              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following semiannual report on the
              Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the six months ended August 31, 2001. Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund, has provided the following commentary on the economy in general and the investment activities of each of the series.


                Shortly after the end of the reporting period, tragic events befell the United States. Terrorist attacks on the World Trade Center in New York City and the Pentagon in Washington, D.C. on September 11, 2001 cast a shadow over the U.S. and global economies. While our commentary specifically addresses economic activity during the reporting period, we believe that the economic decline experienced prior to these events will be exacerbated as witnessed by a sharp decline in consumer spending three weeks since that day. It is also our belief that it is too early to determine the longer-term effects or the ultimate recovery time frame for the U.S. economy.


              ECONOMIC REVIEW

                In an effort to spur a recovery in the U.S. economy, the Federal
              Reserve Board continued its relatively aggressive easing of interest rates throughout the six months ending August 31, 2001. However, their activity appeared to be moderating as they chose to reduce the Federal Reserve funds rate by only 25 basis points on June 27, 2001. The previous five cuts, beginning in January of this year, were each 50 basis points. First quarter Gross Domestic Product (GDP) growth was revised down to a 1.2% rate, with revised second-quarter growth of 0.3%. Given the stimulus of Federal Reserve interest rate cuts, we believe the question is not whether the U.S. economy will rebound but when and how strongly.


                It is our opinion that consumers will need to lead the economy out of its current slump. Although it has slowed this year, consumer spending and strong housing activity have kept GDP growth marginally positive. And despite rising layoffs over the past few months, consumer confidence rose in June 2001, possibly due to lower interest rates. We also think that consumer spending could receive a slight boost in the months ahead from the federal tax rebate checks consumers will receive during the second half of 2001.



                In contrast to the consumer sector, business activity during the reporting period was dismal. Capital spending appears to have declined more sharply in the second quarter of 2001 than in the prior two quarters. Industrial activity has declined for eight straight months and looks to be continuing its decline. We believe that a strong recovery depends critically on what happens with capital spending, particularly technology spending. The current environment remains challenging. According to industry surveys conducted by Merrill Lynch, orders for computer telecommunications equipment continue to fall. Spending on technology equipment fell moderately in the first quarter of the year, but appears to have plunged at nearly a 20% rate in the second quarter, and has continued to decline through August 2001.



                These statistics seem to indicate that a recovery is not yet on the horizon. In our experience, the lag time between changes in monetary policy and a response by the real economy is usually at least nine months, often longer. Although the real economy continues to flounder, there are some signs that the Federal Reserve policy is working. Household and corporate refinancing activities are sharply higher this year, a first step that we believe may eventually lead to a pickup in real activity. Additionally, we have seen housing activity and vehicle sales remain robust.



                Here are brief comments on the investment activities of each series:



                THE GROWTH SERIES posted a return of -9.0% for the six-month period ended August 31, 2001, slightly below the -8.0% return of the S&P 500 Index. Given the weakness in many technology stocks, the series began to invest in quality, leading technology companies. The series has its largest exposure to semiconductors in the technology sector, followed at a distance by hardware and software. Media remains a large commitment of the series as well. We believe this sector has been a positive contributor to results during the reporting period, and will be helpful going forward. Cash reserves are currently at 7%, giving us buying power in the recent difficult stock market environment.

                                                           ---------------------
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                THE INTERNATIONAL SERIES declined -5.3% for the six-month period ended August 31, 2001, out-performing the MSCI EAFE Index return of -11.3%. The effect of currency was mainly neutral during the reporting period, with the Euro and the Yen largely remaining unchanged. Within Asia, the Japanese and Hong Kong stock markets suffered sizeable declines, and poor European sentiment mirrored largely the deteriorating outlook in the U.S. The series was helped by its defensive posture, with cash remaining a significant position (20%). A large exposure to pharmaceuticals and oil and gas also contributed positively to results. Going forward, we anticipate cautiously investing the cash position into more economically sensitive stocks (especially in Europe) given the fall in stock prices in the recent months.

                THE GROWTH-INCOME SERIES posted a return of -0.8% versus the
              -8.0% return of the S&P 500 Index for the six-months ended August 31, 2001. Over the 17 months since the end of March 2000 -- the month of the peak in equity prices -- this portfolio has increased 6.1% while the S&P 500 has declined 23.2%. Such results have been achieved with only modest changes in portfolio holdings, a low exposure to the high technology sector, and a defensive cash position (typically between 10-13%). Over the most recent reporting period, banks, commercial services and the oil and gas industry have remained three of the top four industry concentrations for the series.

                THE ASSET ALLOCATION SERIES returned 0.0% for the six-months ended August 31, 2001, compared to the S&P 500 Index return of -8.0% and the Salomon Smith Barney Investment Grade Bond Index return of 4.5%. The series also did well versus a neutral 60% equity/40% debt position which would have produced a -3.0% return. With the drop in equity valuations and the rise in bonds, the series has shifted toward equities. At this time, 68% of the series assets are now invested in equities or equity-like securities, and 32% of assets are in fixed income holdings and cash. The series continues to focus on higher quality equity and fixed income securities.

                THE HIGH YIELD BOND SERIES gained 2.0% compared to a -5.4%
              return for the Lipper High Yield Bond Fund Index for the six-month period ended August 31, 2001. The High Yield market has been volatile during the reporting period due to increased worries about sluggishness in the U.S. economy, and the difficulty highly leveraged companies would have operating in such an environment. Over the past six months, many high-yield issuers have reported deteriorating financial results, which has caused their bond prices to decline significantly. In addition, the decline in the equity markets has amplified the price depreciation in the High Yield market. Accordingly, we note that investors have adjusted their risk profile over this time period, and have moved into cash or the investment grade sector of the bond market. We see this trend adding pressure to an already thin secondary liquidity situation in the High Yield market.

                The Series core exposure to defensive industry sectors and companies of higher than average quality within the high yield and high grade universe has helped produce solid relative returns in this volatile market. In addition, several of our holdings performed extremely well due to mergers and acquisition activity. Our minimal exposure to developing-stage wired telecommunications, which has experienced significant financial distress year-to-date, has also continued to help the series performance.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES returned 3.8%
              for the six-months ending August 31, 2001, slightly trailing the 4.1% return of the Salomon Smith Barney Treasury/Government Sponsored/Mortgage Index. This was a reporting period of relatively unchanged yield spreads between the various sectors of the bond market. Interest rates also ended the period close to where they started. It was therefore a period with relatively little movement leading to a performance close to the index return. The market has since moved substantially, with the yield curve steeper and corporate bond spreads wider. The managers in the series have been and plan to buy Mortgage-Backed and other AAA rated securities, which have become attractive. We believe the current weak economic environment will continue to be supportive of bonds.

                THE CASH MANAGEMENT SERIES provided a 1.8% return for the
              six-month period ended August 31, 2001. When the stock market began its decline in March of 2000, many investors moved their assets to cash. During the reporting period, the series holdings, which are concentrated in high-quality/short-term debt instruments, benefited from lower interest rates.

---------------------
 2
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  The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

  We look forward to reporting to you again in six months.

Sincerely,

/s/ Jay Wintrob
Jay S. Wintrob
President and Chief Executive Officer,
Anchor National Life Insurance Company and
First SunAmerica Life Insurance Company

October 11, 2001
---------------

Performance figures quoted are for the Anchor Pathway Fund, therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.


                                                           ---------------------
                                                                               3
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    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 91.4%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 31.9%
                       Data Processing & Reproduction -- 3.5%
                       Acxiom Corp.+...............................................       40,000        $    510
                       BEA Systems, Inc.+..........................................      125,000           2,021
                       Cadence Design Systems, Inc.+...............................      100,000           2,198
                       Compaq Computer Corp. ......................................      232,500           2,871
                       Intuit, Inc.+...............................................       80,000           3,022
                       Mentor Graphics Corp.+......................................      120,000           1,980
                       Microsoft Corp.+............................................      115,000           6,561
                       Oracle Corp.+...............................................      105,500           1,288
                       PeopleSoft, Inc.+...........................................       65,000           2,241
                       Roxio, Inc. ................................................       35,389             642
                       Silicon Graphics, Inc.+.....................................      300,000             132
                       Structural Dynamics Research Corp.+.........................      150,000           3,746

                       Electrical & Electronics -- 0.1%
                       Cisco Systems, Inc.+........................................       60,000             980

                       Electronic Components -- 24.7%
                       Adaptec, Inc.+..............................................      215,000           2,247
                       Altera Corp.+...............................................      100,000           2,840
                       Analog Devices, Inc.+.......................................      973,332          46,506
                       Applied Materials, Inc.+....................................      405,000          17,451
                       Applied Micro Circuits Corp.+...............................      375,000           5,351
                       Broadcom Corp. .............................................      175,000           5,626
                       Corning, Inc. ..............................................      350,000           4,204
                       EMC Corp.+..................................................      125,000           1,933
                       General Electric Co. .......................................       45,000           1,844
                       JDS Uniphase Corp.+.........................................      300,000           2,115
                       Juniper Networks, Inc.+.....................................       60,000             840
                       KLA-Tencor Corp.+...........................................      100,000           4,914
                       Linear Technology Corp. ....................................      175,000           7,189
                       LSI Logic Corp.+............................................      400,000           8,100
                       Maxim Integrated Products, Inc.+............................       47,000           2,172
                       Microchip Technology, Inc.+.................................      300,000          10,707
                       Micron Technology, Inc.+....................................       90,000           3,385
                       MIPS Technologies, Inc., Class B+...........................       41,574             351
                       ONI Systems Corp.+..........................................          800              11
                       PMC Sierra, Inc.+...........................................      215,000           6,611
                       SCI Systems, Inc.+..........................................      400,000           9,800
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............    1,476,000           2,736
                       Texas Instruments, Inc. ....................................    1,200,000          39,720
                       Xilinx, Inc.+...............................................      120,000           4,685

                       Electronic Instruments -- 3.6%
                       Park Electrochemical Corp. .................................      280,800           7,034
                       Rogers Corp.+...............................................      218,400           6,432
                       Solectron Corp.+............................................    1,040,000          14,144
                                                                                                        ---------
                                                                                                         247,140
                                                                                                        ---------

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 4

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 5.2%

                       Beverages & Tobacco -- 1.3%
                       Coca-Cola West Japan Co., Ltd. .............................      110,000        $  2,464
                       Philip Morris Cos., Inc. ...................................      160,000           7,584

                       Food & Household Products -- 0.3%
                       Dole Food Co., Inc. ........................................      100,000           2,399

                       Health & Personal Care -- 3.6%
                       AstraZeneca PLC.............................................      100,000           4,805
                       Bristol-Myers Squibb Co. ...................................       75,000           4,211
                       HCA Healthcare Co. .........................................       84,000           3,842
                       Pfizer, Inc. ...............................................      225,000           8,620
                       Pharmacia Corp. ............................................      146,100           5,786
                                                                                                        ---------
                                                                                                          39,711
                                                                                                        ---------
                       ENERGY -- 2.7%

                       Energy Sources -- 2.4%
                       Enterprise Oil PLC ADR......................................      300,000           2,570
                       EOG Resources, Inc. ........................................      150,000           4,743
                       Murphy Oil Corp. ...........................................       80,000           6,040
                       Pogo Producing Co. .........................................      227,500           5,435

                       Utilities: Electric, Gas & Water -- 0.3%
                       Questar Corp. ..............................................      100,000           2,264
                                                                                                        ---------
                                                                                                          21,052
                                                                                                        ---------
                       FINANCE -- 10.5%

                       Banking -- 0.9%
                       Charter One Financial, Inc. ................................      235,460           6,875

                       Financial Services -- 2.1%
                       Capital One Financial Corp. ................................      133,200           7,407
                       Federal National Mortgage Association.......................      120,000           9,145

                       Insurance -- 7.5%
                       Berkshire Hathaway, Inc., Class A+..........................          400          27,760
                       Progressive Corp. ..........................................      150,000          19,391
                       XL Capital Ltd., Class A....................................      130,000          10,790
                                                                                                        ---------
                                                                                                          81,368
                                                                                                        ---------
                       MATERIALS -- 1.4%

                       Chemicals -- 0.6%
                       Valspar Corp. ..............................................      122,000           4,532

                       Forest Products & Paper -- 0.8%
                       Sealed Air Corp.+...........................................      150,000           6,027
                                                                                                        ---------
                                                                                                          10,559
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 38.5%
                       Broadcasting & Publishing -- 22.7%
                       AOL Time Warner, Inc.+......................................      996,250        $ 37,210
                       Clear Channel Communications, Inc.+.........................      403,800          20,299
                       CNET Networks, Inc.+........................................      150,000           1,377
                       Comcast Corp., Class A......................................      450,000          16,484
                       Fox Entertainment Group, Inc., Class A+.....................      575,000          14,099
                       Liberty Media Corp. ........................................      175,000           2,660
                       News Corp., Ltd. ADR........................................      680,000          22,161
                       UnitedGlobalCom, Inc., Class A+.............................       50,000             234
                       USA Networks, Inc.+.........................................      753,000          17,439
                       Viacom, Inc., Class B+......................................      780,000          33,072
                       Walt Disney Co. ............................................      400,000          10,172

                       Business & Public Services -- 6.6%
                       Allied Waste Industries, Inc.+..............................      350,000           6,346
                       Cendant Corp.+..............................................      400,000           7,628
                       FedEx Corp.+................................................      400,000          16,840
                       I2 Technologies, Inc.+......................................       85,000             566
                       Redback Networks, Inc.+.....................................       75,000             306
                       Sabre Holdings Corp. .......................................      166,209           7,011
                       TMP Worldwide, Inc.+........................................      150,000           6,727
                       Yahoo!, Inc.+...............................................      500,000           5,930

                       Cellular & Paging -- 0.3%
                       Crown Castle International Corp.+#..........................       61,300             625
                       Vodafone Group PLC..........................................      452,000             902
                       Vodafone Group PLC ADR......................................       62,000           1,249

                       Leisure & Tourism -- 1.3%
                       Carnival Corp., Class A.....................................      200,000           6,256
                       Starbucks Corp.+............................................      240,000           4,049

                       Merchandising -- 1.2%
                       Lowe's Cos., Inc. ..........................................      190,000           7,068
                       The Limited, Inc. ..........................................      160,474           2,263

                       Telecommunications -- 2.5%
                       CoreExpress, Inc.*..........................................      364,196             450
                       Ericsson L.M. Telecommunications Co., Class B ADR...........      425,000           2,117
                       Nokia Corp. ADR.............................................      350,000           5,509
                       NTL, Inc.+..................................................      225,000           1,116
                       Telefonos de Mexico SA de CV ADR............................      270,000           9,844

                       Transportation: Airlines -- 3.9%
                       AMR Corp.+..................................................      230,000           7,358
                       Delta Air Lines, Inc. ......................................       20,000             772
                       Southwest Airlines Co. .....................................    1,223,437          21,887
                                                                                                        ---------
                                                                                                         298,026
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.2%..................................                        9,563
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $551,114)..........................                      707,419
                                                                                                        ---------
                       PREFERRED STOCK -- 1.3%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.3%
                       Broadcasting & Publishing -- 1.3%
                       News Corp., Ltd. ADR (cost $2,841)..........................      365,561          10,144
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $553,955).................                      717,563
                                                                                                        ---------

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 6

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 7.4%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.8%
                       Abbott Laboratories, Inc. 3.44% due 10/23/01................    $   3,000        $  2,985
                       American Express Credit Corp. 3.54% due 9/17/01.............        2,000           1,997
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................        3,300           3,299
                       Ford Motor Credit Co. 3.56% due 9/21/01.....................        7,700           7,684
                       Heinz (H.J.) Finance Co. 3.49% due 9/20/01..................        3,800           3,793
                       Park Avenue Recreation Corp. 3.60% due 9/11/01..............        7,000           6,993
                       Preferred Receivables Funding Corp. 3.58% due 9/11/01.......        2,800           2,797
                       Schering Corp. 3.55% due 9/13/01............................          500             499
                       Triple A One Funding Corp. 3.65% due 9/06/01................        6,700           6,697
                                                                                                        ---------
                                                                                                          36,744
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 2.6%
                       Federal Home Loan Mortgage Association Discount Notes 3.41%
                         due 10/19/01..............................................       10,000           9,955
                       Federal Home Loan Mortgage Association Discount Notes 3.55%
                         due 9/19/01...............................................        5,500           5,490
                       Federal Home Loan Mortgage Association Discount Notes 3.58%
                         due 9/12/01...............................................        4,872           4,867
                                                                                                        ---------
                                                                                                          20,312
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $57,056)..................                       57,056
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $611,011)                                      100.1%                             $774,619
                       Liabilities in excess of other assets--                 (0.1)                                 (698)
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $773,921
                                                                             =======                             =========

              -----------------------------

+ Non-income producing security

* Fair valued security; See Note 2

# Security represents an investment in an affiliated company

ADR - American Depositary Receipt

See Notes to Financial Statements

                                                           ---------------------
                                                                               7
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    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 80.1%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 6.9%
                       Foster's Brewing Group Ltd. (Consumer Goods)................     1,117,111       $  3,045
                       News Corp., Ltd. ADR (Services).............................       100,000          3,259
                       Westpac Banking Corp., Ltd. (Finance).......................       703,650          5,159
                                                                                                        ---------
                                                                                                          11,463
                                                                                                        ---------
                       BRAZIL -- 4.1%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy)+........        18,300            112
                       Companhia Paranaense de Energia (Energy)....................   118,055,000          1,093
                       Petroleo Brasileiro SA ADR (Energy)+........................       245,000          5,513
                                                                                                        ---------
                                                                                                           6,718
                                                                                                        ---------
                       CANADA -- 1.0%
                       Bombardier, Inc. (Capital Equipment)........................       110,000          1,421
                       Nortel Networks Corp. (Capital Equipment)...................        44,000            276
                                                                                                        ---------
                                                                                                           1,697
                                                                                                        ---------
                       DENMARK -- 1.2%
                       Novo-Nordisk A/S (Consumer Goods)...........................        46,000          1,921
                                                                                                        ---------
                       FINLAND -- 3.6%
                       Nokia Oyj (Capital Equipment)...............................       124,800          1,955
                       UPM-Kymmene Oyj (Materials).................................       123,000          4,042
                                                                                                        ---------
                                                                                                           5,997
                                                                                                        ---------
                       FRANCE -- 6.6%
                       Aventis SA (Consumer Goods).................................        45,000          3,293
                       Groupe Danone (Consumer Goods)..............................        19,000          2,586
                       Total Fina Elf SA, Class B (Energy).........................        33,876          5,010
                                                                                                        ---------
                                                                                                          10,889
                                                                                                        ---------
                       GERMANY -- 2.3%
                       Allianz AG (Finance)........................................        13,300          3,728
                                                                                                        ---------
                       HONG KONG -- 5.3%
                       China Mobile Ltd. (Services)+...............................       292,000            912
                       Hang Seng Bank (Finance)....................................       415,000          4,642
                       Li & Fung Ltd. (Consumer Services)..........................     2,515,000          3,160
                                                                                                        ---------
                                                                                                           8,714
                                                                                                        ---------
                       ISRAEL -- 1.9%
                       Check Point Software Technologies Ltd. (Services)+..........        96,000          3,071
                                                                                                        ---------
                       ITALY -- 2.8%
                       ENI-Ente Nazionale Idrocarburi SpA (Energy).................       350,000          4,645
                                                                                                        ---------

---------------------
 8

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       JAPAN -- 15.2%
                       Chugai Pharmaceutical Co., Ltd. (Consumer Goods)............       445,000       $  7,185
                       Mizuho Holding, Inc. (Finance)..............................           265          1,098
                       Nintendo Co., Ltd. (Consumer Goods).........................        11,000          1,755
                       Rohm Co. Ltd. (Capital Equipment)...........................        20,000          2,208
                       Shionogi & Co., Ltd. (Consumer Goods).......................       280,000          5,023
                       Sony Corp. (Capital Equipment)..............................        50,000          2,228
                       Sumitomo Realty & Development Corp. (Real Estate)...........       785,000          5,560
                                                                                                        ---------
                                                                                                          25,057
                                                                                                        ---------
                       MEXICO -- 7.0%
                       America Movil SA de CV ADR (Services)+......................       190,400          3,206
                       Cemex SA de CV (Materials)..................................             3              0
                       Grupo Televisa SA ADR (Services)+...........................        35,000          1,278
                       Telefonos de Mexico SA de CV ADR (Services).................       190,400          6,942
                       Wal-Mart de Mexico SA de CV (Services)......................        49,461            120
                                                                                                        ---------
                                                                                                          11,546
                                                                                                        ---------
                       NETHERLANDS -- 3.7%
                       ASM Lithography Holding NV (Capital Equipment)+.............       100,000          1,778
                       VNU NV (Services)...........................................       131,053          4,307
                                                                                                        ---------
                                                                                                           6,085
                                                                                                        ---------
                       NORWAY -- 1.8%
                       Orkla ASA (Multi-industry)..................................       160,000          2,935
                                                                                                        ---------
                       PHILIPPINES -- 0.2%
                       Philippine Long Distance Telephone Co. (Services)...........        35,000            333
                                                                                                        ---------
                       SOUTH KOREA -- 0.5%
                       Samsung Electro-Mechanics (Capital Equipment)...............        28,000            794
                                                                                                        ---------
                       SWITZERLAND -- 2.7%
                       Nestle SA (Consumer Goods)..................................        21,250          4,483
                                                                                                        ---------
                       TAIWAN -- 1.3%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Capital
                         Equipment)................................................     1,135,400          2,104
                                                                                                        ---------
                       UNITED KINGDOM -- 10.7%
                       AstraZeneca PLC (Consumer Goods)............................        37,900          1,831
                       AstraZeneca PLC (Consumer Goods)............................       191,027          9,178
                       Baltimore Technologies PLC (Services)+......................        16,100              5
                       GKN PLC (Consumer Goods)....................................       460,000          2,060
                       Scottish Power PLC (Energy).................................       132,240            941
                       Shell Transport & Trading Co. ADR (Energy)..................        75,000          3,709
                                                                                                        ---------
                                                                                                          17,724
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.3%..................................                        2,236
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $124,539).................                      132,140
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 16.6%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 15.9%
                       AB Spintab 3.50% due 10/11/01...............................   $     3,000       $  2,988
                       American Honda Finance Corp. 3.42% due 10/18/01.............         2,750          2,738
                       Bayer Corp. 3.45% due 10/10/01..............................         3,100          3,088
                       Coca-Cola Co. 3.65% due 9/12/01.............................           488            487
                       Du Pont (E.I.) de Nemours & Co. 3.50% due 9/27/01...........         2,900          2,893
                       Halifax PLC 3.65% due 9/12/01...............................         1,300          1,299
                       John Hancock Finance Corp. 3.50% due 10/12/01...............         1,500          1,494
                       Monte Rosa Capital Corp. 3.58% due 9/13/01..................         1,500          1,498
                       Park Avenue Recreation Corp. 3.57% due 9/17/01..............         1,400          1,398
                       Preferred Receivables Funding Corp. 3.65% due 9/06/01.......         3,000          2,998
                       Telstra Corp., Ltd 3.53% due 10/04/01.......................           662            660
                       Toyota Motor Credit Corp. 3.64% due 9/06/01.................         1,200          1,199
                       UBS Finance, Inc. 3.67% due 9/05/01.........................         2,400          2,399
                       Wal-Mart Stores, Inc. 3.50% due 10/02/01....................         1,110          1,107
                                                                                                        ---------
                                                                                                          26,246
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 0.7%
                       Federal National Mortgage Association Discount Notes
                         3.46% due 9/04/01.........................................         1,243          1,243
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $27,489)..................                       27,489
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $152,028)                                       96.7%                             $159,629
                       Other assets less liabilities --                         3.3                                 5,419
                                                                             -------                             ---------
                       NET ASSETS--                                           100.0%                             $165,048
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------
 10

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)


                                                                                                          VALUE
                       COMMON STOCK -- 89.5%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 17.0%
                       Aerospace & Military Technology -- 3.4%
                       Lockheed Martin Corp. ......................................      237,300        $  9,459
                       Raytheon Co. ...............................................      264,500           6,954
                       Rockwell Collins, Inc. .....................................       57,900           1,176
                       United Technologies Corp. ..................................      105,800           7,237

                       Data Processing & Reproduction -- 3.9%
                       Computer Associates International, Inc. ....................      108,700           3,375
                       Dell Computer Corp.+........................................      100,000           2,138
                       Hewlett-Packard Co. ........................................      260,000           6,035
                       International Business Machines Corp. ......................       25,000           2,500
                       Microsoft Corp.+............................................       70,000           3,994
                       Oracle Corp.+...............................................      140,000           1,709
                       Storage Technology Corp.+...................................      425,000           6,077
                       Xerox Corp. ................................................      300,000           2,760

                       Electrical & Electronics -- 1.6%
                       Cisco Systems, Inc.+........................................      490,000           8,002
                       Ericsson LM Telecommunications Co., Class B.................      800,000           3,913
                       Lucent Technologies, Inc. ..................................       30,000             204

                       Electronic Components -- 4.3%
                       Agere Systems, Inc., Class A+...............................      277,078           1,413
                       Applied Materials, Inc.+....................................       30,000           1,293
                       Corning, Inc. ..............................................      300,000           3,603
                       EMC Corp.+..................................................      116,800           1,806
                       Emerson Electric Co. .......................................       65,000           3,484
                       LSI Logic Corp.+............................................      150,000           3,037
                       Micrel, Inc.+...............................................       75,000           2,315
                       Rockwell International Corp. ...............................       57,900             929
                       Sanmina Corp. ..............................................      100,000           1,801
                       SCI Systems, Inc.+..........................................      125,000           3,062
                       Texas Instruments, Inc. ....................................      260,000           8,606

                       Energy Equipment -- 1.1%
                       Schlumberger Ltd. ..........................................      160,000           7,840

                       Industrial Components -- 0.3%
                       Dana Corp. .................................................       50,000             980
                       TRW, Inc. ..................................................       40,000           1,408

                       Machinery & Engineering -- 2.4%
                       Caterpillar, Inc. ..........................................       50,000           2,500
                       CNH Global NV...............................................      200,000           1,500
                       Deere & Co. ................................................       94,600           4,084
                       Ingersoll-Rand Co. .........................................      190,000           7,708
                       Pall Corp. .................................................      100,000           2,236
                                                                                                        ---------
                                                                                                         125,138
                                                                                                        ---------
                       CONSUMER GOODS -- 14.4%
                       Beverages & Tobacco -- 1.3%
                       Philip Morris Cos., Inc. ...................................      200,000           9,480


                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Food & Household Products -- 2.6%
                       General Mills, Inc. ........................................      100,000        $  4,434
                       Heinz (H.J.) Co. ...........................................      105,000           4,744
                       Sara Lee Corp. .............................................      450,000           9,900

                       Health & Personal Care -- 8.9%
                       Applera Corp. -- Applied Biosystems Group...................       40,000           1,000
                       AstraZeneca PLC ADR.........................................      100,000           4,850
                       Avon Products, Inc. ........................................      254,800          11,754
                       Bristol-Myers Squibb Co. ...................................      140,000           7,860
                       Cardinal Health, Inc. ......................................       90,000           6,565
                       Johnson & Johnson Co. ......................................       50,000           2,636
                       Kimberly-Clark Corp. .......................................      100,000           6,205
                       Merck & Co., Inc. ..........................................       50,000           3,255
                       Pfizer, Inc. ...............................................      100,000           3,831
                       Schering-Plough Corp. ......................................      210,000           8,007
                       Scios, Inc.+................................................      150,000           2,647
                       Sepracor, Inc.+.............................................       73,887           3,155
                       Service Corp. International+................................      600,000           4,158

                       Recreation & Other Consumer Products -- 0.8%
                       Pennzoil-Quaker State Co. ..................................      450,000           5,526

                       Textiles & Apparels -- 0.8%
                       Nike, Inc., Class B.........................................       50,000           2,500
                       V.F. Corp. .................................................      100,000           3,457
                                                                                                        ---------
                                                                                                         105,964
                                                                                                        ---------
                       CONSUMER SERVICES -- 0.7%
                       Food Retail -- 0.7%
                       McDonald's Corp. ...........................................      180,000           5,406
                                                                                                        ---------
                       ENERGY -- 7.2%
                       Energy Sources -- 4.7%
                       Ashland, Inc. ..............................................       48,800           2,069
                       BP Amoco PLC ADR............................................       70,000           3,562
                       Conoco, Inc., Class A.......................................       85,000           2,520
                       Conoco, Inc., Class B.......................................       49,138           1,455
                       Devon Energy Corp. .........................................       70,000           3,239
                       Petro-Canada*...............................................      200,000           5,038
                       Texaco, Inc. ...............................................      150,000          10,447
                       Ultramar Diamond Shamrock Corp. ............................       51,000           2,634
                       Unocal Corp. ...............................................      100,000           3,530

                       Utilities: Electric, Gas & Water -- 2.5%
                       Ameren Corp. ...............................................      100,000           4,125
                       Dominion Resources, Inc. ...................................       75,000           4,721
                       Duke Energy Corp. ..........................................       75,000           2,948
                       Edison International........................................      300,000           4,083
                       TECO Energy, Inc. ..........................................       85,000           2,439
                                                                                                        ---------
                                                                                                          52,810
                                                                                                        ---------


---------------------
 12

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 14.0%
                       Banking -- 6.6%
                       Bank of America Corp. ......................................      360,000        $ 22,140
                       Bank of New York Co., Inc. .................................      100,000           3,970
                       Bank One Corp. .............................................       83,000           2,879
                       First Union Corp. ..........................................      125,272           4,312
                       Sumitomo Mitsui Bank Corp. ADR..............................      210,000           1,712
                       SunTrust Banks, Inc. .......................................       25,000           1,707
                       Wells Fargo Co. ............................................      272,000          12,515

                       Financial Services -- 3.1%
                       Citigroup, Inc. ............................................       66,006           3,020
                       Household International, Inc. ..............................      251,332          14,854
                       J. P. Morgan Chase & Co. ...................................      100,000           3,940
                       Mitsubishi Tokyo Finance Group, Inc. ADR+...................      100,000             848

                       Insurance -- 4.3%
                       Aetna, Inc.+................................................       55,000           1,645
                       Allmerica Financial Corp. ..................................      160,000           8,523
                       Allstate Corp. .............................................      310,000          10,518
                       Manulife Financial Corp. ...................................      150,000           4,402
                       MGIC Investment Corp. ......................................       50,000           3,495
                       Royal & Sun Alliance Insurance Group PLC....................      450,000           3,130
                                                                                                        ---------
                                                                                                         103,610
                                                                                                        ---------
                       MATERIALS -- 5.0%
                       Chemicals -- 1.4%
                       International Flavors & Fragrances, Inc. ...................      100,000           3,015
                       Millennium Chemicals, Inc. .................................      300,000           4,032
                       PPG Industries, Inc. .......................................       65,000           3,518

                       Forest Products & Paper -- 2.6%
                       Bowater, Inc. ..............................................      135,000           6,404
                       International Paper Co. ....................................      138,816           5,569
                       Sonoco Products Co. ........................................      100,000           2,596
                       Westvaco Corp. .............................................       60,000           1,827
                       Weyerhaeuser Co. ...........................................       50,000           2,838

                       Metals: Non-ferrous -- 0.7%
                       Alcoa, Inc. ................................................      125,000           4,765

                       Metals & Minerals -- 0.3%
                       Crown, Cork & Seal Co., Inc.+...............................      150,000             517
                       Owens-Illinois, Inc.+.......................................      297,200           1,644
                                                                                                        ---------
                                                                                                          36,725
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.3%
                       Multi-industry -- 1.3%
                       Honeywell International, Inc. ..............................      255,000           9,501
                                                                                                        ---------
                       REAL ESTATE -- 1.1%
                       Real Estate Investment Trusts -- 1.1%
                       Boston Properties, Inc. ....................................      100,000           3,940
                       Equity Residential Properties Trust.........................       60,000           3,535
                       Louisiana Quinta Properties, Inc. ..........................      125,000             644
                                                                                                        ---------
                                                                                                           8,119
                                                                                                        ---------


                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 26.9%
                       Broadcasting & Publishing -- 3.5%
                       AOL Time Warner, Inc.+......................................       60,000        $  2,241
                       Clear Channel Communications, Inc.+.........................       74,700           3,755
                       Dow Jones & Co., Inc. ......................................       60,000           3,293
                       Gannett Co., Inc. ..........................................       70,000           4,316
                       Harte-Hanks, Inc. ..........................................        1,200              29
                       News Corp., Ltd. ADR........................................      100,000           3,259
                       Viacom, Inc., Class B+......................................      215,000           9,116

                       Business & Public Services -- 8.7%
                       Allied Waste Industries, Inc.+..............................    1,075,000          19,490
                       Avery Dennison Corp. .......................................       80,000           4,113
                       Cendant Corp.+..............................................      150,000           2,860
                       FedEx Corp.+................................................      120,000           5,052
                       Ikon Office Solutions, Inc. ................................      500,700           3,755
                       Interpublic Group Cos., Inc. ...............................      200,000           5,416
                       Pitney Bowes, Inc. .........................................      320,000          13,917
                       ServiceMaster Co. ..........................................      220,000           2,574
                       United Parcel Service, Inc., Class B........................       62,800           3,468
                       Yahoo!, Inc.+...............................................      281,100           3,334

                       Cellular & Paging -- 0.7%
                       AT&T Wireless Services, Inc.+...............................      209,170           3,242
                       Motorola, Inc. .............................................      120,000           2,088

                       Leisure & Tourism -- 0.3%
                       Carnival Corp., Class A.....................................       80,000           2,502

                       Merchandising -- 7.4%
                       Albertson's, Inc. ..........................................      365,000          12,771
                       Circuit City Stores, Inc. ..................................      445,000           7,431
                       Dillards, Inc., Class A.....................................      200,000           3,580
                       Dollar General Corp. .......................................      250,000           4,313
                       Federated Department Stores, Inc.+..........................      100,000           3,631
                       Gap, Inc. ..................................................      115,000           2,260
                       Lowe's Cos., Inc. ..........................................      120,000           4,464
                       May Department Stores Co. ..................................      170,000           5,720
                       Penney (J.C.) Co., Inc. ....................................      280,000           6,720
                       The Limited, Inc. ..........................................      243,100           3,428

                       Telecommunications -- 4.9%
                       AT&T Corp. .................................................      670,000          12,757
                       Dobson Communications Corp., Class A+.......................      200,000           2,950
                       Ericsson L.M. Telecommunications Co., Class B ADR...........      350,000           1,743
                       Harris Corp. ...............................................       70,000           2,053
                       Nextel Communications, Inc., Class A+.......................      150,000           1,631
                       Nokia Corp. ADR.............................................      245,000           3,856
                       Qwest Communications International, Inc.+...................      125,000           2,688
                       SBC Communications, Inc. ...................................       40,000           1,636
                       Sprint Corp. ...............................................      155,000           3,618
                       Verizon Communications, Inc. ...............................       60,000           3,000

                       Transportation: Airlines -- 0.4%
                       Southwest Airlines Co. .....................................      150,000           2,684

---------------------
 14

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Rail & Road -- 1.0%
                       Burlington Northern Santa Fe Corp. .........................      220,300        $  5,972
                       Norfolk Southern Corp. .....................................       90,000           1,676
                                                                                                        ---------
                                                                                                         198,402
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.9%..................................                       14,446
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $601,424)..........................                      660,121
                                                                                                        ---------
                       PREFERRED STOCK -- 0.5%
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.2%
                       Electrical & Electronics -- 0.2%
                       Lucent Technologies, Inc. Preferred Convertible 144A........        1,140           1,275
                                                                                                        ---------
                       SERVICES -- 0.3%
                       Broadcasting & Publishing -- 0.3%
                       News Corp., Ltd. ADR........................................       80,000           2,220
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $2,184).........................                        3,495
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 0.3%                                         (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.3%
                       Telecommunications -- 0.3%
                       Telefonos de Mexico SA 4.25% 2004 (cost $1,627).............     $  1,660           2,140
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $605,235).................                      665,756
                                                                                                        ---------
                       SHORT-TERM SECURITIES -- 10.2%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.2%
                       American Express Credit Corp. 3.54% due 9/12/01.............       11,300          11,288
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................        5,700           5,698
                       Heinz (H.J.) Finance Co. 3.49% due 9/20/01..................        6,100           6,089
                       Park Avenue Recreation Corp. 3.59% due 9/14/01..............       16,400          16,378
                       Preferred Receivables Funding Corp. 3.58% due 9/11/01.......       10,000           9,990
                       Three River Funding Corp. 3.55% due 9/14/01.................        3,300           3,296
                                                                                                        ---------
                                                                                                          52,739
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 2.2%
                       Federal Home Loan Mortgage Association Discount Notes 3.41%
                         due 10/19/01..............................................        2,000           1,991
                       Federal Home Loan Mortgage Association Discount Notes 3.64%
                         due 9/13/01...............................................        4,700           4,694
                       Federal Home Loan Mortgage Association Discount Notes 3.70%
                         due 9/13/01...............................................        9,000           8,989
                       Federal National Mortgage Association Discount Notes 3.60%
                         due 9/12/01...............................................          300             300
                                                                                                        ---------
                                                                                                          15,974
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 0.8%
                       3.57% Bills due 10/04/01....................................     $  6,200        $  6,180
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $74,893)..................                       74,893
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $680,128)                                      100.5%                             $740,649
                       Liabilities in excess of other assets --                (0.5)                               (3,562)
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $737,087
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              * Fair valued security, See Note 2

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------
 16

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES              INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 67.0%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 13.6%
                       Aerospace & Military Technology -- 2.0%
                       Raytheon Co.................................................      25,000          $   658
                       United Technologies Corp....................................      20,000            1,368

                       Data Processing & Reproduction -- 5.2%
                       Autodesk, Inc...............................................      50,000            1,917
                       Computer Associates International, Inc......................      30,000              810
                       Hewlett-Packard Co..........................................      60,000            1,393
                       International Business Machines Corp........................      10,000            1,000
                       Xerox Corp..................................................      23,000              193

                       Electronic Components -- 1.2%
                       Agere Systems, Inc., Class A+...............................     138,539              707
                       Corning, Inc................................................      45,000              540

                       Electronic Instruments -- 0.2%
                       Agilent Technologies, Inc.+.................................       7,628              202

                       Energy Equipment -- 1.2%
                       Schlumberger Ltd............................................      25,000            1,225

                       Industrial Components -- 3.8%
                       Dana Corp...................................................      50,000              980
                       Genuine Parts Co............................................      50,000            1,538
                       TRW, Inc....................................................      40,000            1,408
                                                                                                         -------
                                                                                                          13,939
                                                                                                         -------
                       CONSUMER GOODS -- 10.1%
                       Food & Household Products -- 2.8%
                       General Mills, Inc..........................................      40,000            1,773
                       Sara Lee Corp...............................................      50,000            1,100

                       Health & Personal Care -- 7.3%
                       AstraZeneca PLC.............................................      31,000            1,490
                       Bristol-Myers Squibb Co.....................................      35,000            1,965
                       Pfizer, Inc.................................................      50,000            1,915
                       Pharmacia Corp..............................................      25,000              990
                       Schering-Plough Corp........................................      30,000            1,144
                                                                                                         -------
                                                                                                          10,377
                                                                                                         -------
                       ENERGY -- 5.0%
                       Energy Sources -- 2.6%
                       Chevron Corp................................................      10,000              908
                       Texaco, Inc.................................................      25,000            1,741

                       Utilities: Electric, Gas & Water -- 2.4%
                       American Electric Power Co., Inc............................      24,000            1,098
                       Edison International........................................     100,000            1,361
                                                                                                         -------
                                                                                                           5,108
                                                                                                         -------

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 14.4%
                       Banking -- 3.9%
                       Bank of America Corp........................................      40,000          $ 2,460
                       Bank One Corp...............................................      45,000            1,561

                       Financial Services -- 6.2%
                       Citigroup, Inc..............................................      40,000            1,830
                       Federal National Mortgage Association.......................      20,000            1,525
                       Household International, Inc................................      50,000            2,955

                       Insurance -- 4.3%
                       Allmerica Financial Corp....................................      30,000            1,598
                       Allstate Corp...............................................      45,000            1,527
                       Aon Corp....................................................      35,000            1,300
                                                                                                         -------
                                                                                                          14,756
                                                                                                         -------
                       MATERIALS -- 2.4%
                       Forest Products & Paper -- 1.1%
                       Weyerhaeuser Co.............................................      20,000            1,135
                       Metals: Non-ferrous -- 1.3%
                       Alcoa, Inc..................................................      35,000            1,334
                                                                                                         -------
                                                                                                           2,469
                                                                                                         -------
                       MULTI-INDUSTRY -- 2.9%

                       Multi-industry -- 2.9%
                       Dover Corp..................................................      30,000            1,078
                       Honeywell International, Inc................................      50,000            1,863
                                                                                                         -------
                                                                                                           2,941
                                                                                                         -------

                       SERVICES -- 18.6%
                       Broadcasting & Publishing -- 1.3%
                       New York Times Co., Class A.................................      30,000            1,283

                       Business & Public Services -- 4.2%
                       Pitney Bowes, Inc...........................................      75,000            3,262
                       Rentokil Initial PLC ADR....................................      30,000            1,082

                       Cellular & Paging -- 0.3%
                       AT&T Wireless Services, Inc.+...............................      21,100              327

                       Leisure & Tourism -- 1.8%
                       Carnival Corp., Class A.....................................      60,000            1,877

                       Merchandising -- 5.7%
                       Albertson's, Inc............................................      40,000            1,400
                       May Department Stores Co....................................      50,000            1,682
                       Penney (J.C.) Co., Inc......................................      28,500              684
                       Walgreen Co.................................................      60,000            2,061

                       Telecommunications -- 4.8%
                       AT&T Corp...................................................      75,000            1,428
                       CenturyTel, Inc.............................................      45,000            1,577
                       Nextel Communications, Inc., Class A+.......................       7,133               78
                       Nokia Corp. ADR.............................................      80,000            1,259
                       Sprint Corp.................................................      25,000              583

                       Transportation: Rail & Road -- 0.5%
                       Burlington Northern Santa Fe Corp...........................      17,600              477
                                                                                                         -------
                                                                                                          19,060
                                                                                                         -------
                       TOTAL COMMON STOCK (cost $61,659)...........................                       68,650
                                                                                                         -------

---------------------
 18

                                                                                                          VALUE
                       PREFERRED STOCK -- 0.7%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp. 8.35%......................................      10,000          $   265
                                                                                                         -------

                       SERVICES -- 0.5%
                       Broadcasting & Publishing -- 0.5%
                       Adelphia Communications Corp., Series B 13.00%*.............       5,000              470
                                                                                                         -------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          735
                                                                                                         -------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 24.4%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS -- 13.7%
                       Asset-Backed Securities -- 0.3%++
                       First Plus Home Loan Trust Series 1997-1, Class A6 6.95%
                         2015......................................................     $    57               57
                       PP&L Transition Bond Co., LLC Series 1999-1, Class A7 7.05%
                         2009......................................................         250              270

                       Broadcasting & Publishing -- 2.5%
                       American Media Operations, Inc. 10.25% 2009.................         350              368
                       British Sky Broadcasting Group 8.20% 2009...................         500              516
                       Charter Communications Holdings LLC zero coupon 2011@.......         750              529
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,182

                       Finance -- 4.0%
                       Capital One Financial Corp. 7.13% 2008......................         500              473
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              502
                       Ford Motor Credit Co. 5.80% 2009............................         500              476
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(1)............         250              235
                       GS Escrow Corp. 7.13% 2005..................................         500              498
                       IBJ Preferred Capital Co., LLC 8.79% 2008#(1)...............         500              474
                       Jet Equipment Trust, Class B 7.83% 2012#....................         420              426
                       Socgen Real Estate Co. LLC, Series A 7.64% 2007#(1).........         500              508
                       Tokai Preferred Capital Co., LLC 9.98% 2008#(1).............         250              245
                       Wharf International Finance Ltd. 7.63% 2007.................         250              259

                       Forest Products & Paper -- 0.5%
                       Container Corp. of America 9.75% 2003.......................         500              510

                       Industrial -- 2.3%
                       Allied Waste North America, Inc., Series B 10.00% 2009......         500              522
                       Conoco, Inc. 6.35% 2009.....................................         250              252
                       Equistar Chemicals LP Corp. 8.75% 2009......................         500              472
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              425
                       Gruma SA de CV 7.63% 2007...................................         250              223
                       Inco Ltd. 9.60% 2022........................................         400              404

                       Merchandising -- 0.8%
                       Penney (J.C.) Co., Inc. 6.88% 2015..........................       1,000              830

                       Recreation & Other Consumer Products -- 1.0%
                       Horseshoe Gaming Holdings, Series B 8.63% 2009..............         500              508
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              455
                       V2 Finance SA 6.50% 2012*#..................................         145               39

                       Telecommunications -- 1.3%
                       Leap Wireless International, Inc. zero coupon 2010@.........         500              140
                       Nextel Communications, Inc. zero coupon 2008@...............       1,500              945
                       NTL Communications Corp., Series B zero coupon 2009@........  (EUR)  900              229


                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Transportation: Airlines -- 1.0%++
                       Delta Air Lines, Inc., Series 93 Class A2 10.50% 2016.......     $   500          $   552
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019................................................         500              440
                                                                                                         -------
                                                                                                          13,964
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 0.1%
                       Government National Mortgage Association 8.50% 2029.........         129              136
                                                                                                         -------

                       UNITED STATES TREASURY -- 10.6%
                       7.25% Bonds 2016............................................       2,000            2,382
                       7.50% Bonds 2016............................................       2,000            2,439
                       8.75% Bonds 2008............................................       2,500            2,751
                       6.63% Notes 2007............................................       1,000            1,102
                       7.25% Notes 2004............................................       2,000            2,167
                                                                                                         -------
                                                                                                          10,841
                                                                                                         -------
                       TOTAL BONDS & NOTES (cost $25,669)..........................                       24,941
                                                                                                         -------

                       WARRANTS -- 0.0%+*#                                              WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS --0.0%

                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 5/07/08...............................  (GBP)  175                0
                                                                                                         -------

                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Leap Wireless International, Inc. 4/15/10...................         500                4
                                                                                                         -------
                       TOTAL WARRANTS (cost $80)...................................                            4
                                                                                                         -------
                       TOTAL INVESTMENT SECURITIES (cost $88,084)..................                       94,330
                                                                                                         -------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 7.0%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 3.5%
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................     $ 2,200             2,199
                       Merck & Co., Inc. 3.63% due 9/11/01.........................       1,119             1,118
                       Waste Management, Inc. 4.00% due 2/01/02....................         300               299
                                                                                                         --------
                                                                                                            3,616
                                                                                                         --------

                       UNITED STATES TREASURY -- 3.5%
                       3.63% Bonds due 7/15/02.....................................       2,222             2,503
                       6.50% Notes due 5/31/02.....................................       1,000             1,023
                                                                                                         --------
                                                                                                            3,526
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $6,836)...................                         7,142
                                                                                                         --------

---------------------
 20

                                                                                                                   VALUE
                                                                                                               (IN THOUSANDS)
                       ------------------------------------------------------------------------------------------------------

                       TOTAL INVESTMENTS -- (cost $94,920)               99.1%                                   $ 101,472
                       Other assets less liabilities--                    0.9                                          927
                                                                       -------                                   ---------
                       NET ASSETS--                                     100.0%                                   $ 102,399
                                                                       =======                                   =========

              -----------------------------
              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security, See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest bearing security at a later date

              (1) Variable rate security; rate as of August 31, 2001

              ADR - American Depositary Receipt

              EUR - Euro

              GBP - Great British Pound

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 85.5%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 1.4%



                       Electronic Components -- 1.0%
                       Fairchild Semiconductor Corp. 10.50% 2009...................      $   250         $   253
                       Flextronics International Ltd. 8.75% 2007...................          125             124
                       LSI Logic Corp. 4.00% 2005..................................           70              60
                       Transwitch Corp. 4.50% 2005.................................           50              36
                       Triquint Semiconductor, Inc. 4.00% 2007.....................           50              37
                       Vitesse Semiconductor Corp. 4.00% 2005......................           40              33

                       Machinery & Engineering -- 0.4%
                       Agco Corp. 8.50% 2006.......................................          250             238
                                                                                                         --------
                                                                                                             781
                                                                                                         --------
                       CONSUMER GOODS -- 2.6%

                       Appliances & Household Durables -- 0.8%
                       Salton, Inc. 10.75% 2005....................................          425             419

                       Beverages & Tobacco -- 0.9%
                       Canandaigua Wine, Inc. 8.75% 2003...........................          500             502

                       Health & Personal Care -- 0.9%
                       Mariner Health Group, Inc. 9.50% 2006+*(1)..................          610               6
                       Playtex Products, Inc. 9.38% 2011#..........................          500             515
                                                                                                         --------
                                                                                                           1,442
                                                                                                         --------
                       ENERGY -- 1.1%

                       Energy Sources -- 0.9%
                       AES Corp. 9.50% 2009........................................           25              26
                       Clark Oil & Refining Corp. 9.50% 2004.......................          375             348
                       Edison Mission Energy 7.73% 2009............................          125             114

                       Utilities: Electric, Gas & Water -- 0.2%
                       AES Drax Holdings Ltd. 10.41% 2020..........................          125             141
                                                                                                         --------
                                                                                                             629
                                                                                                         --------
                       FINANCE -- 1.1%

                       Banking -- 0.4%
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(2)............          250             235

                       Financial Services -- 0.7%
                       DR Structured Finance Corp. 9.35% 2019*.....................          500             394
                                                                                                         --------
                                                                                                             629
                                                                                                         --------
                       MATERIALS -- 6.8%

                       Chemicals -- 0.0%
                       Key Plastics, Inc. 10.25% 2007(1)...........................        1,000               9

                       Forest Products & Paper -- 5.3%
                       Container Corp. of America 9.75% 2003.......................        1,250           1,275
                       Georgia Pacific Corp. 8.13% 2011............................        1,000           1,045
                       Kappa Beheer NV 10.63% 2009.................................   (EUR)  250             246
                       Packaging Corp. of America 9.63% 2009.......................          125             135
                       Stone Container Corp. 9.75% 2011............................          250             261

---------------------
 22

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 1.5%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................     $ 1,000          $   830
                                                                                                         --------
                                                                                                           3,801
                                                                                                         --------
                       MULTI-INDUSTRY -- 0.4%

                       Multi-industry -- 0.4%
                       Tekni Plex, Inc., Series B 12.75% 2010......................         250              222
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.2%

                       Foreign Government -- 1.2%
                       Republic of Argentina 12.00% 2031...........................         279              160
                       United Mexican States 8.30% 2031............................         180              171
                       United Mexican States 11.38% 2016...........................         313              380
                                                                                                         --------
                                                                                                             711
                                                                                                         --------
                       SERVICES -- 70.9%

                       Broadcasting & Publishing -- 24.0%
                       Adelphia Communications Corp. 10.88% 2010...................          50               51
                       American Media Operations, Inc. 10.25% 2009.................       1,500            1,577
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,053
                       Charter Communications Holdings LLC zero coupon 2011@.......       1,000              705
                       Charter Communications Holdings LLC 10.00% 2009.............         500              515
                       Charter Communications Holdings LLC 11.13% 2011.............         250              269
                       Fox Family Worldwide, Inc. zero coupon 2007@................         250              246
                       Fox Family Worldwide, Inc. 9.25% 2007.......................         410              445
                       Fox Liberty Networks LLC zero coupon 2007@..................         575              546
                       Fox Liberty Networks LLC 8.88% 2007.........................       1,000            1,055
                       Frontiervision Operating Partners, L.P. 11.00% 2006.........         150              156
                       Gray Communications Systems, Inc. 10.63% 2006...............       1,250            1,287
                       STC Broadcasting, Inc. 11.00% 2007..........................       1,250            1,252
                       Sun Media Corp. 9.50% 2007..................................       1,475            1,468
                       Telemundo Holdings, Inc. zero coupon 2008@..................       1,000              865
                       Telewest Communications PLC 9.88% 2010......................       1,050              788
                       Telewest Communications PLC 11.25% 2008.....................         200              164
                       TransWestern Publishing Co. 9.63% 2007......................         750              758
                       Young Broadcasting, Inc. 10.00% 2011#.......................         250              235

                       Business & Public Services -- 4.2%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................         500              505
                       Printpack, Inc. 10.63% 2006.................................       1,500            1,526
                       Protection One Alarm Monitoring Corp. 13.63% 2005...........         400              312

                       Business Services -- 5.4%
                       Allied Waste North America, Inc. 8.88% 2008#................         375              395
                       Allied Waste North America, Inc., Series B 10.00% 2009......         975            1,018
                       Iron Mountain, Inc. 8.75% 2009..............................         500              515
                       Stericycle, Inc., Series B 12.38% 2009......................         500              550
                       Waste Management, Inc. 7.38% 2010...........................         500              522

                       Cellular & Paging -- 15.2%
                       American Cellular Corp. 9.50% 2009#.........................         250              231
                       Centennial Cellular Operating Co. 10.75% 2008...............         500              460
                       Crown Castle International Corp. zero coupon 2007@(3).......       1,000              802
                       Crown Castle International Corp. zero coupon 2011@(3).......         500              314
                       Dobson Communications Corp. 10.88% 2010.....................         250              258
                       Leap Wireless International, Inc. zero coupon 2010@.........         250               70
                       Leap Wireless International, Inc. 12.50% 2010...............         750              487
                       Motorola, Inc. 5.22% 2097...................................          50               31

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Cellular & Paging (continued)
                       Motorola, Inc. 6.50% 2028...................................     $    50          $    40
                       Motorola, Inc. 7.50% 2025...................................          50               46
                       Nextel Communications, Inc. zero coupon 2007@...............         250              176
                       Nextel Communications, Inc. zero coupon 2007@...............       1,250              825
                       Nextel Partners, Inc. zero coupon 2009@.....................       1,075              634
                       Nextel Partners, Inc. 11.00% 2010...........................         500              393
                       Omnipoint Corp. 11.50% 2009#................................         500              575
                       PTC International Finance BV zero coupon 2007@..............       1,000              765
                       Spectrasite Holdings, Inc. zero coupon 2008@................         750              360
                       Spectrasite Holdings, Inc. zero coupon 2009@................         500              180
                       Spectrasite Holdings, Inc. zero coupon 2010@................         250               80
                       Spectrasite Holdings, Inc. 10.75% 2010......................         250              175
                       Spectrasite Holdings, Inc. 12.50% 2010......................         250              206
                       TeleCorp PCS, Inc. 10.63% 2010..............................         500              470
                       Voicestream Wireless Corp. 10.38% 2009......................         806              929

                       Leisure & Tourism -- 9.7%
                       AMF Bowling Worldwide, Inc., Series B 12.25% 2006+(1).......         405               16
                       Argosy Gaming Co. 10.75% 2009...............................         250              274
                       Boyd Gaming Corp. 9.25% 2003................................         250              255
                       Boyd Gaming Corp. 9.25% 2009#...............................         250              253
                       Boyd Gaming Corp. 9.50% 2007................................         500              493
                       Carmike Cinemas, Inc., Series B 9.38% 2009+(1)..............         100               75
                       Florida Panthers Holdings, Inc. 9.88% 2009..................         750              786
                       Hollywood Casino Corp. 11.25% 2007..........................         250              263
                       Horseshoe Gaming Holdings, Series B 8.63% 2009..............       1,000            1,015
                       International Game Technology 7.88% 2004....................         250              256
                       International Game Technology 8.38% 2009....................         250              262
                       Jupiters Ltd. 8.50% 2006....................................         500              497
                       Mirage Resorts, Inc. 6.75% 2008.............................         250              244
                       Six Flags, Inc. zero coupon 2008@...........................         250              212
                       Six Flags, Inc. 9.50% 2009#.................................         250              256
                       Six Flags, Inc. 9.75% 2007..................................         250              258

                       Merchandising -- 3.7%
                       Kmart Corp. 9.78% 2020......................................         250              219
                       Levi Strauss & Co. 6.80% 2003...............................         750              671
                       Penney (J.C.)Co., Inc. 7.40% 2037...........................         100               95
                       Penney (J.C.)Co., Inc. 8.25% 2022...........................         250              222
                       Rite Aid Corp. 6.88% 2013...................................         150              117
                       Rite Aid Corp. 6.88% 2028#..................................          25               17
                       Rite Aid Corp. 7.70% 2027...................................         825              609
                       Rite Aid Corp. 11.25% 2008#.................................         125              131

                       Recreation & Other Consumer Products -- 0.5%
                       V2 Finance SA 6.50% 2012*#..................................       1,101              297

                       Telecommunications -- 6.8%
                       AirGate PCS Inc. zero coupon 2009@..........................         460              307
                       Allegiance Telecom, Inc. 12.88% 2008........................         500              440
                       American Tower Corp. 9.38% 2009.............................         375              348
                       CenturyTel, Inc. 8.38% 2010.................................         250              271
                       COLT Telecom Group PLC 7.63% 2008...........................  (DEM)  250               77
                       COLT Telecom Group PLC 8.88% 2007...........................  (DEM)  500              177


---------------------
 24

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications (continued)
                       Comcast UK Cable Partners Ltd. 11.20% 2007..................     $   865          $   597
                       Hyperion Telecommunications, Inc. 13.00% 2003...............         500              310
                       Leap Cricket International, Inc. 8.50% 2007*................          60               41
                       NTELOS, Inc. 13.00% 2010....................................         250              212
                       NTL Communications Corp., Series B 11.88% 2010..............         275              161
                       SBA Communications Corp. 10.25% 2009........................       1,000              870

                       Transportation: Rail & Road -- 1.4%
                       Teekay Shipping Corp. 8.88% 2011#...........................         750              776
                                                                                                         --------
                                                                                                          39,665
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $53,160)...........................                       47,880
                                                                                                         --------

                       COMMON STOCK -- 0.2%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       Wilshire Financial Services Group, Inc.+ (cost $531)........      51,465               95
                                                                                                         --------
                       PREFERRED STOCK -- 3.4%*(4)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 3.4%
                       Broadcasting & Publishing -- 1.3%
                       Cumulus Media, Inc., Series A 13.75%........................         758              735

                       Cellular & Paging -- 2.1%
                       Dobson Communications Corp. 12.25%..........................         946              899
                       Dobson Communications Corp. 13.00%..........................         267              261
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,570).........................                        1,895
                                                                                                         --------

                       WARRANTS -- 0.0%+*                                               WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08 #(5)..........................       2,000                0
                                                                                                         --------
                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. 4/15/10#..................         275                2

                       Telecommunications -- 0.0%
                       Comunicacion Celular SA 11/15/03#...........................       1,000                0
                       McCaw International Ltd. 4/15/07#...........................       1,000                3
                       NTELOS, Inc. 8/15/05........................................         250                0
                       NTL, Inc. 10/14/08#.........................................         712                1
                                                                                                         --------
                                                                                                               6
                                                                                                         --------
                       TOTAL WARRANTS (cost $72)...................................                            6
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $55,333)..................                       49,876
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 8.9%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.3%
                       American Express Credit Corp. 3.54% due 9/17/01.............     $ 1,400          $ 1,398
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................       1,000              999
                       Ford Motor Credit Co. 3.56% due 9/21/01.....................         600              599
                                                                                                         --------
                                                                                                           2,996
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 3.6%
                       Federal Home Loan Bank Consolidated Discount Notes
                         3.55% due 9/19/01.........................................         500              499
                       Federal Home Loan Bank Consolidated Discount Notes
                         3.69% due 9/12/01.........................................       1,500            1,499
                                                                                                         --------
                                                                                                           1,998
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $4,994)...................                        4,994
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $60,327)..............................         98.0%                              $54,870
                       Other assets less liabilities --                        2.0                                 1,092
                                                                            -------                              --------
                       NET ASSETS --                                         100.0%                              $55,962
                                                                            =======                              ========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Bond in default

              (2) Variable rate security; rate as of August 31, 2001

              (3) Security represents an investment in an affiliated company

              (4) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              (5) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                   NET UNREALIZED
                         CONTRACT           IN         DELIVERY     DEPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       EUR  258,000    USD  220,729    10/23/01        ($13)
                                                                       =====

              -----------------------------
              USD - United States Dollar
              EUR - Euro

              See Notes to Financial Statements

---------------------
 26

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES          INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 93.2%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 14.6%++
                       Coast To Coast Motor Vehicle Owner Trust 7.33% 2006*........     $   250          $   260
                       Illinois Power Special Purpose Trust, Series 1998-1, Class
                         A7 5.65% 2010.............................................         500              500
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2028......................................................       2,188            2,268
                       NPF XII, Inc., Series 1999-2, Class A 7.05% 2003*#..........       1,125            1,148
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              776
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              787
                       Security National Mortgage Loan Trust, Series 2000-1, Class
                         A2 8.75% 2024*#...........................................         300              314
                       Structured Asset Securities Corp., Series 1998-RF1, Class 1
                         8.65% 2027#(1)............................................         509              548
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.53% 2027#(1)............................................         822              878
                       Structured Asset Securities Corp., Series 1999-RF1, Class A
                         7.86% 2028#(1)............................................         519              543
                       Systems 2001 Asset Trust 6.66% 2013#........................         250              257
                       U.S. Airways 7.08% 2022.....................................         125              129
                                                                                                         --------
                                                                                                           8,408
                                                                                                         --------
                       CORPORATE BONDS -- 1.5%
                       Energy Sources -- 1.1%
                       Rowan Cos., Inc. 5.88% 2012.................................         600              610

                       Financial Services -- 0.4%
                       Chilquinta Energia Finance Co. LLC 6.47% 2008...............         250              258
                                                                                                         --------
                                                                                                             868
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 40.6%
                       Federal Home Loan Mortgage Corp. 5.50% 2006.................         750              766
                       Federal Home Loan Mortgage Corp. 7.00% 2015.................         203              210
                       Federal Home Loan Mortgage Corp. 7.20% 2006.................       1,008            1,069
                       Federal Home Loan Mortgage Corp. 8.00% 2012 - 2017..........         303              316
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           5                5
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          37               41
                       Federal National Mortgage Association 5.25% 2006............         750              759
                       Federal National Mortgage Association 6.00% 2013............         203              205
                       Federal National Mortgage Association 6.25% 2029............         200              202
                       Federal National Mortgage Association 6.50% 2011 - 2031.....       1,743            1,778
                       Federal National Mortgage Association 6.85% 2026............       1,439            1,439
                       Federal National Mortgage Association 7.00% TBA.............         450              460
                       Federal National Mortgage Association 7.50% 2031............         433              446
                       Federal National Mortgage Association 8.00% 2031............       1,000            1,040
                       Federal National Mortgage Association 10.00% 2025*..........         805              874
                       Federal National Mortgage Association 11.54% 2031...........         490              553
                       Government National Mortgage Association 6.50%
                         2023 - 2028...............................................       3,724            3,767
                       Government National Mortgage Association 7.00%
                         2023 - 2029...............................................       2,743            2,820
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................       1,344            1,402
                       Government National Mortgage Association 8.00%
                         2017 - 2030...............................................       2,201            2,312
                       Government National Mortgage Association 8.50% 2016.........          98              105
                       Government National Mortgage Association 9.50% 2009.........       1,380            1,506
                       Small Business Administration 6.44% 2021....................       1,025            1,047
                       Small Business Administration 6.63% 2021....................         275              283
                                                                                                         --------
                                                                                                          23,405
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MORTGAGE-RELATED SECURITIES -- 15.4%++
                       Chase Commercial Mortgage Securities Corp. 7.66% 2008.......     $ 1,179          $ 1,274
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              258
                       Chase Manhattan Bank First Union 7.44% 2009.................       1,250            1,357
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2007.......................................         250              264
                       GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV 6.25%
                         2020......................................................         250              254
                       Green Tree Financial Corp., Series 1999-3, Class A7 6.74%
                         2031......................................................         400              403
                       Green Tree Financial Corp., Series 1997-6, Class A7 7.14%
                         2029......................................................         500              521
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.07% 2025(1)....................................         499              519
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.34% 2010(1)...........................         632              641
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              519
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              780
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2007................................................       1,144            1,187
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         5.47% 2001#(1)............................................         758              719
                       Residential Funding Mortgage Securities II, Series 2001-HS2,
                         Class A4 6.43% 2016.......................................         175              179
                                                                                                         --------
                                                                                                           8,875
                                                                                                         --------
                       MUNICIPAL BONDS -- 2.0%
                       Chicago Illinois Public Building Commission Special 7.13%
                         2010......................................................         250              275
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008................................................         902              925
                                                                                                         --------
                                                                                                           1,200
                                                                                                         --------
                       UNITED STATES TREASURY -- 19.1%
                       6.25% Bonds 2023............................................         100              110
                       8.88% Bonds 2017............................................       3,040            4,170
                       3.38% Notes 2007............................................         562              639
                       5.50% Notes 2009............................................       1,025            1,069
                       6.25% Notes 2002............................................       4,950            5,021
                                                                                                         --------
                                                                                                          11,009
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $52,348)..................                       53,765
                                                                                                         --------

                       SHORT-TERM SECURITIES -- 9.8%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.3%
                       Alcoa, Inc. 3.50% due 9/26/01...............................         335              334
                       American Express Credit Corp. 3.54% due 9/17/01.............         300              300
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................       1,500            1,500
                       Ford Motor Credit Co. 3.56% due 9/21/01.....................         320              319
                       Heinz (H.J.) Finance Co. 3.49% due 9/20/01..................       1,100            1,098
                       J.P. Morgan Chase & Co. 3.50% due 9/19/01...................         500              499
                       Three River Funding Corp. 3.55% due 9/14/01.................       1,300            1,298
                                                                                                         --------
                                                                                                           5,348
                                                                                                         --------

---------------------
 28

                                                                                       PRINCIPAL
                                                                                         AMOUNT               VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 0.5%
                       Federal Home Loan Bank Consolidated Discount Notes
                         3.38% due 10/02/01........................................      $ 200               $    199
                       Federal National Mortgage Association Discount Notes 3.44%
                         due 10/18/01..............................................        100                    100
                                                                                                          -----------
                                                                                                                  299
                                                                                                          -----------
                       TOTAL SHORT-TERM SECURITIES (cost $5,647)...................                             5,647
                                                                                                          -----------

                       TOTAL INVESTMENTS --
                         (cost $57,995)                                        103.0%                               $ 59,412
                       Liabilities in excess of other assets --                 (3.0)                                 (1,757)
                                                                               -----                                --------
                       NET ASSETS --                                           100.0%                               $ 57,655
                                                                               =====                                ========

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              *     Fair valued security; See Note 2

              #    Resale restricted to qualified institutional buyers

              TBA- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              (1)   Variable rate security; rate as of August 31, 2001

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
CASH MANAGEMENT SERIES                   INVESTMENT PORTFOLIO -- AUGUST 31, 2001
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 100.2%                               (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 69.9%
                       Abbott Laboratories, Inc. 3.44% due 9/26/01.................      $1,200          $ 1,197
                       Alcoa, Inc. 3.64% due 9/10/01...............................       1,000              999
                       American Express Credit Corp. 3.47% due 10/03/01............       1,300            1,296
                       BankAmerica Corp. 3.69% due 9/12/01.........................       1,200            1,199
                       Bellsouth Corp. 3.60% due 9/19/01...........................       1,200            1,198
                       CIT Group Holdings, Inc. 3.70% due 9/04/01..................       1,300            1,300
                       Corporate Asset Funding Co., Inc. 3.70% due 9/05/01.........       1,500            1,499
                       du Pont (E.I.) de Nemours & Co. 3.47% due 9/25/01...........       1,200            1,197
                       Emerson Electric Co. 3.56% due 9/07/01......................       1,200            1,199
                       Equilon Enterprises LLC 3.43% due 10/22/01..................       1,500            1,493
                       Estee Lauder Cos., Inc. 3.54% due 9/21/01...................         500              499
                       Estee Lauder Cos., Inc. 3.62% due 9/14/01...................       1,000              999
                       Ford Motor Credit Co. 3.53% due 10/09/01....................       1,200            1,195
                       Household Finance Corp. 3.50% due 9/27/01...................       1,300            1,297
                       J.P. Morgan Chase & Co. 3.46% due 10/16/01..................       1,400            1,394
                       Merck & Co., Inc. 3.64% due 9/11/01.........................       1,600            1,598
                       Pfizer, Inc. 3.46% due 9/21/01..............................       1,300            1,297
                       Preferred Receivables Funding Corp. 3.51% due 9/20/01.......       1,600            1,597
                       President & Fellows Harvard Co. 3.62% due 9/14/01...........       1,100            1,099
                       Procter & Gamble Co. 3.53% due 9/21/01......................       1,200            1,198
                       SBC Communications, Inc. 3.54% due 9/12/01..................       1,200            1,199
                       Schering Corp. 3.55% due 9/13/01............................       1,400            1,398
                       Textron, Inc. 3.52% due 9/13/01.............................         990              989
                       Three River Funding Corp. 3.57% due 9/11/01.................       1,200            1,199
                       Tribune Co. 3.48% due 9/28/01...............................       1,200            1,197
                       Triple A One Funding Corp. 3.64% due 9/20/01................       1,500            1,497
                       USAA Capital Corp. 3.46% due 10/12/01.......................         900              896
                       Wells Fargo & Co. 3.52% due 9/18/01.........................       1,300            1,298
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $34,423).............                       34,423
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 30.3%
                       Federal Home Loan Bank Consolidated Discount Notes 3.44% due
                         10/10/01..................................................       1,000              996
                       Federal Home Loan Mortgage Corp. Discount Notes 3.42% due
                         10/11/01..................................................         450              448
                       Federal Home Loan Mortgage Corp. Discount Notes 3.43% due
                         10/23/01..................................................       1,000              995
                       Federal Home Loan Mortgage Corp. Discount Notes 3.50% due
                         10/02/01..................................................       2,000            1,994
                       Federal National Mortgage Association Discount Notes 3.45%
                         due 10/05/01..............................................       2,300            2,292
                       Federal National Mortgage Association Discount Notes 3.45%
                         due 10/25/01..............................................       1,000              995
                       Federal National Mortgage Association Discount Notes 3.57%
                         due 9/14/01...............................................       1,100            1,099
                       International Bank For Reconstruction & Development Discount
                         Notes 3.41% due 10/16/01..................................       1,300            1,294
                       International Bank For Reconstruction & Development Discount
                         Notes 3.61% due 9/14/01...................................       1,800            1,798

---------------------
 30

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       International Bank For Reconstruction & Development Discount
                         Notes 3.62% due 9/14/01...................................      $1,000          $   999
                       Tennessee Valley Authority Discount Notes 3.38% due
                         10/26/01..................................................       2,000            1,990
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $14,900).............                       14,900
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $49,323)..................                       49,323
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $49,323)                                 100.2%                                    $49,323
                       Liabilities in excess of other assets --          (0.2)                                        (83)
                                                                       -------                                    --------
                       NET ASSETS --                                    100.0%                                    $49,240
                                                                       =======                                    ========

              -----------------------------

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    AUGUST 31, 2001 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities at value*...........  $717,563     $132,140        $665,756       $ 94,330     $49,876       $53,765
   Short-term securities*....................    57,056       27,489          74,893          7,142       4,994         5,647
   Cash......................................        78           --              35             61          45            66
   Foreign cash..............................       839        3,101              --             --          --            --
   Receivables for --
     Dividends and accrued interest..........       147          538           1,181            658       1,088           344
     Fund shares sold........................        70           46              54             11          29            52
     Foreign currency contracts..............        --        2,171              --             --          --            --
     Sales of investments....................        --        2,160           1,569            316          --         1,133
   Prepaid expenses..........................         9            2               6              1           1             1
                                               --------------------------------------------------------------------------------
                                                775,762      167,647         743,494        102,519      56,033        61,008
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       986          198             251             49           2            19
     Purchases of investments................       430           --           5,776             --           1         3,281
     Advisory fees...........................       213           89             196             29          16            16
     Management fees.........................       142           35             131             19          11            11
     Foreign currency contracts..............        --        2,159              --             --          --            --
   Other accrued expenses....................        70           57              53             23          28            26
   Due to Custodian..........................        --           61              --             --          --            --
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --             --          13            --
                                               --------------------------------------------------------------------------------
                                                  1,841        2,599           6,407            120          71         3,353
                                               --------------------------------------------------------------------------------
   NET ASSETS:...............................  $773,921     $165,048        $737,087       $102,399     $55,962       $57,655
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    21,520       11,725          31,055          8,405       5,875         5,223
   Net asset value per share.................  $  35.96     $  14.08        $  23.73       $  12.18     $  9.53       $ 11.04
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $444,659     $ 93,160        $578,267       $ 79,713     $66,454       $53,236
   Accumulated undistributed net investment
     income..................................     6,164        4,460          24,261          5,570       8,683         5,060
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............   159,532       60,078          74,038         10,564     (13,705)       (2,058)
   Unrealized appreciation/depreciation on
     investments.............................   163,608        7,601          60,521          6,552      (5,457)        1,417
   Unrealized foreign exchange loss on other
     assets and liabilities..................       (42)        (251)             --             --         (13)           --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $773,921     $165,048        $737,087       $102,399     $55,962       $57,655
                                               ================================================================================
   ---------------
   * Cost
     Investment securities...................  $553,955     $124,539        $605,235       $ 88,084     $55,333       $52,348
                                               ================================================================================
     Short-term securities...................  $ 57,056     $ 27,489        $ 74,893       $  6,836     $ 4,994       $ 5,647
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities at value*...........   $    --
   Short-term securities*....................    49,323
   Cash......................................        13
   Foreign cash..............................        --
   Receivables for --
     Dividends and accrued interest..........        --
     Fund shares sold........................       408
     Foreign currency contracts..............        --
     Sales of investments....................        --
   Prepaid expenses..........................        --
                                               ----------
                                                 49,744
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       454
     Purchases of investments................        --
     Advisory fees...........................        13
     Management fees.........................         9
     Foreign currency contracts..............        --
   Other accrued expenses....................        28
   Due to Custodian..........................        --
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                    504
                                               ----------
   NET ASSETS:...............................   $49,240
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     4,388
   Net asset value per share.................   $ 11.22
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $45,058
   Accumulated undistributed net investment
     income..................................     4,184
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............        (2)
   Unrealized appreciation/depreciation on
     investments.............................        --
   Unrealized foreign exchange loss on other
     assets and liabilities..................        --
                                               ----------
       Net Assets............................   $49,240
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $49,323
                                               ==========


    See Notes to Financial Statements

---------------------
 32

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS

    FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)


    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  1,488     $    488        $  1,801       $ 1,332      $ 2,895       $1,887
     Dividends...............................     1,354        2,250           5,780           694           --           --
                                               --------------------------------------------------------------------------------
            Total income*....................     2,842        2,738           7,581         2,026        2,895        1,887
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     1,347          560           1,185           173           99           96
     Management fees.........................       896          221             789           114           65           64
     Custodian fees..........................       187          173             151            35           35           34
     Auditing and legal fees.................        14           16              14            12           13           13
     Reports to investors....................        12            6              13             5            4            4
     Trustees' fees..........................         2           --               3            --           --           --
     Other expenses..........................         6            1               4             1           --            1
                                               --------------------------------------------------------------------------------
            Total expenses before custody
              credits........................     2,464          977           2,159           340          216          212
            Custody credits earned on cash
              balances.......................        (2)          (1)             (1)           (1)          (1)          --
                                               --------------------------------------------------------------------------------
   Net investment income.....................       380        1,762           5,423         1,687        2,680        1,675
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...   (23,574)      (5,036)          7,182           905       (1,714)         441
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       (11)         (28)            (15)           (1)         107           --
   Change in unrealized appreciation/
     depreciation of investments.............   (55,913)      (6,042)        (18,442)       (2,517)         108          (41)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       (40)        (197)             --            --          (23)          --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................   (79,538)     (11,303)        (11,275)       (1,613)      (1,522)         400
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $(79,158)    $ (9,541)       $ (5,852)      $    74      $ 1,158       $2,075
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $1,153
     Dividends...............................        --
                                               ----------
            Total income*....................     1,153
                                               ----------
   Expenses:
     Advisory fees...........................        89
     Management fees.........................        58
     Custodian fees..........................        34
     Auditing and legal fees.................        13
     Reports to investors....................         5
     Trustees' fees..........................        --
     Other expenses..........................        --
                                               ----------
            Total expenses before custody
              credits........................       199
            Custody credits earned on cash
              balances.......................        (1)
                                               ----------
   Net investment income.....................       955
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................        --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $  955
                                               ==========


---------------

    * Net of foreign witholding taxes of $54; $292; $53; and $5 on Growth, International, Growth-Income and Asset Allocation Series, respectively.


    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS

    FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)


    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $     380     $  1,762        $  5,423       $  1,687     $  2,680      $ 1,675
   Net realized gain (loss) on investments...    (23,574)      (5,036)          7,182            905       (1,714)         441
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (11)         (28)            (15)            (1)         107           --
   Change in unrealized appreciation/
     depreciation of investments.............    (55,913)      (6,042)        (18,442)        (2,517)         108          (41)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        (40)        (197)             --             --          (23)          --
                                               ---------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (79,158)      (9,541)         (5,852)            74        1,158        2,075
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......         --           --              --             --           --           --
   Distributions from net realized gains on
     investments.............................         --           --              --             --           --           --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................         --           --              --             --           --           --
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     31,445        5,579          21,532          4,550        7,410        6,633
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................         --           --              --             --           --           --
   Cost of shares repurchased................   (112,561)     (24,032)        (72,274)       (12,059)     (13,332)      (8,597)
                                               ---------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     capital share transactions..............    (81,116)     (18,453)        (50,742)        (7,509)      (5,922)      (1,964)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...   (160,274)     (27,994)        (56,594)        (7,435)      (4,764)         111
   NET ASSETS:
   Beginning of period.......................    934,195      193,042         793,681        109,834       60,726       57,544
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 773,921     $165,048        $737,087       $102,399     $ 55,962      $57,655
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $   6,164     $  4,460        $ 24,261       $  5,570     $  8,683      $ 5,060
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................        792          377             889            372          792          617
     Issued in reinvestment of dividends and
       distributions.........................         --           --              --             --           --           --
     Repurchased.............................     (2,918)      (1,638)         (3,008)          (986)      (1,422)        (802)
                                               ---------------------------------------------------------------------------------
   Net decrease..............................     (2,126)      (1,261)         (2,119)          (614)        (630)        (185)
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $    955
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............       955
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......        --
   Distributions from net realized gains on
     investments.............................        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................        --
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    50,220
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        --
   Cost of shares repurchased................   (51,977)
                                               ----------
   Net decrease in net assets resulting from
     capital share transactions..............    (1,757)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...      (802)
   NET ASSETS:
   Beginning of period.......................    50,042
                                               ----------
   End of period.............................  $ 49,240
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $  4,184
                                               ==========
   Shares issued and repurchased:
     Sold....................................     4,519
     Issued in reinvestment of dividends and
       distributions.........................        --
     Repurchased.............................    (4,672)
                                               ----------
   Net decrease..............................      (153)
                                               ==========


    See Notes to Financial Statements

---------------------
 34

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2001

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    6,177     $   2,913       $  19,092      $  4,125     $  5,808     $  3,421
   Net realized gain (loss) on investments...     183,017        65,151          66,621         9,648       (2,552)         237
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (17)         (206)             (6)           (1)         286           --
   Change in unrealized appreciation/
     depreciation of investments.............    (349,974)     (128,630)         47,969         2,007        1,149        3,268
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................          (1)          (42)             --            --          (98)          --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (160,798)      (60,814)        133,676        15,779        4,593        6,926
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (2,035)         (700)        (17,765)       (4,390)      (8,260)      (4,275)
   Distributions from net realized gains on
     investments.............................    (261,932)      (25,120)       (188,945)      (14,440)          --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (263,967)      (25,820)       (206,710)      (18,830)      (8,260)      (4,275)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     120,830        20,401          37,379         5,525        9,099        9,421
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     263,967        25,820         206,710        18,830        8,260        4,275
   Cost of shares repurchased................    (277,770)      (65,519)       (165,314)      (22,944)     (20,595)     (18,550)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     107,027       (19,298)         78,775         1,411       (3,236)      (4,854)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (317,738)     (105,932)          5,741        (1,640)      (6,903)      (2,203)
   NET ASSETS:
   Beginning of period.......................   1,251,933       298,974         787,940       111,474       67,629       59,747
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  934,195     $ 193,042       $ 793,681      $109,834     $ 60,726     $ 57,544
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    5,784     $   2,698       $  18,822      $  4,103     $  6,078     $  3,512
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       2,118         1,058           1,370           421          959          895
     Issued in reinvestment of dividends and
       distributions.........................       5,917         1,607           9,000         1,612          942          426
     Repurchased.............................      (5,018)       (3,470)         (5,995)       (1,741)      (2,096)      (1,771)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,017          (805)          4,375           292         (195)        (450)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,235
   Net realized gain (loss) on investments...         --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation of investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............      3,235
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......     (3,500)
   Distributions from net realized gains on
     investments.............................         --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,500)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    114,874
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,500
   Cost of shares repurchased................   (137,760)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (19,386)
                                               ----------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (19,651)
   NET ASSETS:
   Beginning of period.......................     69,693
                                               ----------
   End of period.............................  $  50,042
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,229
                                               ==========
   Shares issued and repurchased:
     Sold....................................     10,231
     Issued in reinvestment of dividends and
       distributions.........................        323
     Repurchased.............................    (12,304)
                                               ----------
   Net increase (decrease)...................     (1,750)
                                               ==========

    See Notes to Financial Statements
                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.


The HIGH YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."


The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.


SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For federal income tax purposes, the Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.



  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require each series within the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the series will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Prior to March 1, 2001, the Fund did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held by the Series on March 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Series, but resulted in an adjustment of (dollars in thousands) $16, $(220), $(75), and $(127) to the cost of investment securities for the Growth-Income, Asset Allocation, High Yield Bond and U.S. Government/AAA-Rated Securities Series, respectively. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.



  The effect of this change for the six months ended August 31, 2001 was as follows (dollars in thousands):



                                                                  NET               UNREALIZED             NET REALIZED
                                                               INVESTMENT   APPRECIATION (DEPRECIATION)   GAIN (LOSS) ON
                                                                 INCOME           ON INVESTMENTS           INVESTMENTS
                                                               ---------------------------------------------------------
Growth-Income Series........................................      $  5                 $ (5)                   $--
Asset Allocation Series.....................................       (34)                  33                      1
High Yield Bond Series......................................        26                   (6)                   (20)
U.S. Government/AAA-Rated Securities Series.................       (65)                 (12)                    77


  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

  For the year ended February 28, 2001, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                               ----------------------------------------
Growth Series...............................................       $ 391           $(391)        $--
International Series........................................         206            (206)         --
Growth-Income Series........................................         269            (268)          (1)
Asset Allocation Series.....................................          15             (15)         --
High Yield Bond Series......................................        (382)            382          --
U.S. Government/AAA-Rated Securities Series.................         (76)            103          (27)
Cash Management Series......................................          (1)              1          --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes (which approximates tax basis), including short-term securities at August 31, 2001, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series #......................................   $281,401    $(117,817)    $163,584     $611,035       $--
    International Series #...............................     23,183      (15,582)       7,601      152,028        --
    Growth-Income Series #...............................    131,243      (70,641)      60,602      680,047        --
    Asset Allocation Series..............................     13,688       (7,136)       6,552       94,920        --
    High Yield Bond Series*#.............................      2,092       (7,549)      (5,457)      60,327        10,652
    U.S. Government/AAA-Rated Securities Series*.........      1,564          (71)       1,493       57,919         2,408
    Cash Management Series...............................     --           --           --           49,323        --


                                                           EXPIRATION
                                                              DATE
                                                           -----------
    Growth Series #......................................      --
    International Series #...............................      --
    Growth-Income Series #...............................      --
    Asset Allocation Series..............................      --
    High Yield Bond Series*#.............................  2008 - 2009
    U.S. Government/AAA-Rated Securities Series*.........  2005 - 2009
    Cash Management Series...............................      --

---------------
  * Post 10/31/00 Capital Loss Deferrals: High-Yield Bond Series $1,445 and U.S. Government/AAA-Rated Securities Series $77.
  # Post 10/31/00 Currency Loss Deferrals: Growth Series $4, International Series $65, Growth-Income Series $1 and High Yield Bond Series $146.
  +   Net capital loss carryover reported as of February 28, 2001, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.
---------------------
 38

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended August 31, 2001, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $ 50,993      $12,199        $106,789       $10,010       $ 7,720
       Sales of portfolio securities................   101,735       30,071         121,121         7,176        11,656
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     --          --              --             --           --
       Sales of U.S. government securities..........     --          --              --             --           --

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      ------------------------
       Purchases of portfolio securities............    $ 2,903         $--
       Sales of portfolio securities................        749         --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     24,169         --
       Sales of U.S. government securities..........     24,483         --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                        FSC
                                                                     SECURITIES
                                                                       CORP.
                                                                     ----------
       Growth Series...............................................      $1
       Growth-Income Series........................................       6

  As disclosed in the investment series, certain series own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the six months ended August 31, 2001, the following series recorded realized gains/losses and income on security transactions of AIG and subsidiaries of AIG as follows (dollars in thousands):

                                                                                                     REALIZED
                                                                              SECURITY                 GAIN     INCOME
                                                                 -----------------------------------------------------
       High Yield Bond Series..................................  Crown Castle International Corp.      $--       $59

                                                           ---------------------

---------------------
 40

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/96    $43.50       $0.18          $ 5.10         $ 5.28       $(0.28)      $ (6.22)     $42.28      14.02%
             11/30/97     42.28        0.18            8.30           8.48        (0.21)        (6.73)      43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)        (8.62)      45.33      25.21
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)
           8/31/01(1)     39.51        0.02           (3.57)         (3.55)          --            --       35.96      (8.99)
                                                    International Series
             11/30/96    $13.90       $0.22          $ 2.46         $ 2.68       $(0.46)      $ (0.31)     $15.81      20.03%
             11/30/97     15.81        0.17            1.78           1.95        (0.27)        (1.22)      16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)        (4.44)      14.09      14.56
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)
           8/31/01(1)     14.87        0.14           (0.93)         (0.79)          --            --       14.08      (5.31)
                                                    Growth-Income Series
             11/30/96    $31.64       $0.67          $ 5.87         $ 6.54       $(0.77)      $ (2.10)     $35.31      21.88%
             11/30/97     35.31        0.66            6.91           7.57        (0.75)        (5.10)      37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)        (6.80)      35.05      15.07
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10
           8/31/01(1)     23.92        0.17           (0.36)         (0.19)          --            --       23.73      (0.79)
                                                   Asset Allocation Series
             11/30/96    $15.27       $0.56          $ 2.17         $ 2.73       $(0.63)      $ (1.14)     $16.23      19.34%
             11/30/97     16.23        0.55            2.00           2.55        (0.63)        (1.65)      16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)        (2.08)      15.34       9.28
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13
           8/31/01(1)     12.18        0.24           (0.24)            --           --            --       12.18       0.00
                                                   High Yield Bond Series
             11/30/96    $13.61       $1.21          $ 0.56         $ 1.77       $(1.53)      $    --      $13.85      14.05%
             11/30/97     13.85        1.19            0.44           1.63        (1.43)           --       14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)        (0.32)      12.83       3.22
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96
           8/31/01(1)      9.34        0.43           (0.24)          0.19           --            --        9.53       2.03
                                         U.S. Government/AAA-Rated Securities Series
             11/30/96    $11.98       $0.80          $(0.21)        $ 0.59       $(1.06)      $    --      $11.51       5.49%
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)           --       11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)           --       11.07       8.70
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98
           8/31/01(1)     10.64        0.31            0.09           0.40           --            --       11.04       3.76
                                                   Cash Management Series
             11/30/96    $11.65       $0.55          $   --         $ 0.55       $(0.82)      $    --      $11.38       4.94%
             11/30/97     11.38        0.54            0.01           0.55        (0.62)           --       11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)           --       11.02       5.04
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76
           8/31/01(1)     11.02        0.21           (0.01)          0.20           --            --       11.22       1.81

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/96  $  813,164      0.55%          0.46%       25.51%
             11/30/97     801,230      0.54           0.44        29.01
             11/30/98     836,355      0.54           0.34        32.37
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
           8/31/01(1)     773,921      0.55+          0.09+        6.36
                                      International Series
             11/30/96  $  249,144      1.02%          1.56%       44.94%
             11/30/97     223,337      1.04           0.99        47.45
             11/30/98     193,763      1.03           1.50        60.19
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
           8/31/01(1)     165,048      1.06+          1.91+        7.80
                                      Growth-Income Series
             11/30/96  $  919,356      0.55%          2.07%       23.72%
             11/30/97     950,432      0.54           1.88        30.06
             11/30/98     915,994      0.54           1.76        32.42
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
           8/31/01(1)     737,087      0.55+          1.38+       15.39
                                    Asset Allocation Series
             11/30/96  $  153,060      0.58%          3.74%       40.97%
             11/30/97     155,446      0.59           3.49        39.14
             11/30/98     134,069      0.58           3.56        31.43
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
           8/31/01(1)     102,399      0.62+          3.12+        7.13
                                     High Yield Bond Series
             11/30/96  $  131,337      0.58%          9.09%       36.99%
             11/30/97     118,670      0.61           8.68        64.49
             11/30/98     100,061      0.60           9.18        78.82
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
           8/31/01(1)      55,962      0.73+          9.09+       14.85
                          U.S. Government/AAA-Rated Securities Series
             11/30/96  $  108,852      0.59%          7.03%       17.12%
             11/30/97      81,609      0.63           6.93        46.17
             11/30/98      79,685      0.63           6.20       163.75
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
           8/31/01(1)      57,655      0.73+          5.76+       46.78
                                     Cash Management Series
             11/30/96  $   89,236      0.58%          4.81%          --%
             11/30/97      69,226      0.63           4.87           --
             11/30/98      63,826      0.63           4.91           --
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --
           8/31/01(1)      49,240      0.76+          3.64+          --

---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+   Annualized

(1)  Unaudited

See Notes to Financial Statements
                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    SHAREHOLDER INFORMATION

    (UNAUDITED)

    SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the Anchor Pathway Fund was held on February 23, 2001. Each of the Series voted in favor of adopting the following proposals, therefore, the results are aggregated for the Fund unless otherwise specified.

      1. To elect a slate of six members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                                   VOTES IN     VOTES      VOTES
                                                                   FAVOR OF    AGAINST   ABSTAINED
                                                                  ----------   -------   ---------
    Monica C. Lozano............................................  94,558,171     --      1,469,219
    Allan L. Sher...............................................  95,047,911     --        979,479
    Jana W. Greer...............................................  95,047,911     --        979,479
    Bruce G. Willison...........................................  95,057,513     --        969,877
    Carl D. Covitz..............................................  95,057,513     --        969,877
    Gilbert T. Ray..............................................  95,057,513     --        969,877

      2.  To ratify the selection of independent accountants.

 VOTES IN          VOTES           VOTES
 FAVOR OF         AGAINST        ABSTAINED
----------        -------        ---------
94,558,171        681,794         787,425

                                                           ---------------------

[ANCHOR NATIONAL LOGO]

        Anchor National Life Insurance Company

        1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.


                              P-1201-SAR(R 10/01)


                                                           ---------------------

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

                                                           ---------------------